Interest and investment income	12 Months Ended
Dec. 31, 2011
Interest and investment income
16	Interest and investment income

	December 31,
	2009	2010	2011
	RMB	RMB	RMB
Interest income	3,499,115	1,437,570	3,708,700
Investment income	5,994,921	3,819,737	10,038,680
Total	9,494,036	5,257,307	13,747,380